Investments in Associates and Joint Ventures - Carrying Value of PCEV's Investments in VIH (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
VIH Equity	₱ 53,364	₱ 52,123	₱ 53,863
Goodwill arising from acquisition	61,379	61,379
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
VIH Equity	₱ 6,398	₱ 3,224
PCEV's noncontrolling interests	38.45%	43.97%
Share in net assets of VIH	₱ 2,460	₱ 1,418
Goodwill arising from acquisition	4,620	5,283
Carrying amount of interest in VIH	7,080	6,701
Minority interest's share in net losses		1
Carrying amount of interest in VIH	₱ 7,080	₱ 6,702